Business combinations - Summary of Purchase Consideration Cash Outflow (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 0
Cash	20
Net outflow of cash – investing activities	20
Work Area [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration	209
Cash	(1,141)
Net outflow of cash – investing activities	932
Suiteshare [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration	1,816
Cash	(106)
Net outflow of cash – investing activities	$ 1,710